Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Basis of consolidation

3.1 Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at December 31, 2017. Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Specifically, the Company controls an investee if and only if the Company has:

•	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee)

•	Exposure, or rights, to variable returns from its involvement with the investee, and

•	The ability to use its power over the investee to affect its returns

When the Company has less than a majority of the voting or similar rights of an investee, the Company considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•	The contractual arrangement with the other vote holders of the investee

•	Rights arising from other contractual arrangements

•	The Company’s voting rights and potential voting rights

The Company re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements of income and comprehensive income from the date the Company gains control until the date the Company ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income (OCI) are attributed to the equity holders of the parent of the Company and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Company’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Company are eliminated in full on consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Company loses control over a subsidiary, it:

•	Derecognizes the assets (including goodwill) and liabilities of the subsidiary

•	Derecognizes the carrying amount of any non-controlling interests

•	Derecognizes the cumulative translation differences recorded in equity

•	Recognizes the fair value of the consideration received

•	Recognizes the fair value of any investment retained

•	Recognizes any surplus or deficit in profit or loss

•	Reclassifies the parent’s share of components previously recognized in OCI to profit or loss or retained earnings, as appropriate, as would be required if the Company had directly disposed of the related assets or liabilities

3.1.1 Acquisitions of non-controlling interests

Acquisitions of non-controlling interests are accounted for as transactions with owners in their capacity as owners and therefore no goodwill is recognized as a result. Adjustments to non-controlling interests arising from transactions that do not involve the loss of control are measured at carrying amount and reflected in shareholders’ equity as part of additional paid-in capital.

Business combinations

3.2 Business combinations

Business combinations are accounted for using the acquisition method at the acquisition date, which is the date on which control is transferred to the Company. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Company elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the Company previously held equity interest in the acquiree (if any) over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed. If, after reassessment, the net of the acquisition-date amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the Company previously held interest in the acquiree (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.

Costs, other than those associated with the issue of debt or equity securities, that the Company incurs in connection with a business combination are expensed as incurred.

Any contingent consideration payable is recognized at fair value at the acquisition date. If the contingent consideration is classified as equity, it is not remeasured and settlement is accounted for within equity. Otherwise, subsequent changes to the fair value of the contingent considerations are recognized in consolidated net income.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Company reports provisional amounts for the items for which the accounting is incomplete, and discloses that its allocation is preliminary in nature. Those provisional amounts are adjusted during the measurement period (not greater than 12 months from the acquisition date), or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized at that date.

Sometimes obtaining control of an acquiree in which equity interest is held immediately before the acquisition date is considered as a business combination achieved in stages also referred to as a step acquisition. The Company remeasures its previously held equity interest in the acquiree at its acquisition-date fair value and recognises the resulting gain or loss, if any, in profit or loss. Also, the changes in the value of equity interest in the acquiree recognized in other comprehensive income shall be recognized on the same basis as required if the Company had disposed directly of the previously held equity interest, see Note 3.11.2.

The Company sometimes obtains control of an acquiree without transferring consideration. The acquisition method of accounting for a business combination applies to those combinations as follows:

i.	The acquiree repurchases a sufficient number of its own shares for the Company to obtain control.

ii.	Minority veto rights lapse that previously kept the Company from controlling an acquiree in which it held the majority voting rights.

iii.	The Company and the acquiree agree to combine their businesses by contract alone in which it transfers no consideration in exchange for control and no equity interest is held in the acquiree, either on the acquisition date or previously.

Foreign currencies and consolidation of foreign subsidiaries, investments in associates and joint ventures

3.3 Foreign currencies and consolidation of foreign subsidiaries, investments in associates and joint ventures

In preparing the financial statements of each individual subsidiary, associate and joint venture, transactions in currencies other than the individual entity’s functional currency (foreign currencies) are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items that are measured in terms of historical cost in a foreign currency are not remeasured.

Exchange differences on monetary items are recognized in profit or loss in the period in which they arise except for:

•	The variations in the net investment in foreign subsidiaries generated by exchange rate fluctuation are included in other comprehensive income, which is recorded in equity as part of the cumulative translation adjustment within the cumulative other comprehensive income.

•	Intercompany financing balances with foreign subsidiaries that are considered as non-current investments, since there is no plan to pay such financing in the foreseeable future. Monetary position and exchange rate fluctuation regarding this financing is included in the cumulative translation adjustment, which is recorded in equity as part of the cumulative translation adjustment within the cumulative other comprehensive income.

•	Exchange differences on transactions entered into in order to hedge certain foreign currency risks.

Foreign exchange differences on monetary items are recognized in profit or loss. Their classification in the income statement depends on their nature. Differences arising from fluctuations related to operating activities are presented in the “other expenses” line (see Note 18) while fluctuations related to non-operating activities such as financing activities are presented as part of “foreign exchange gain (loss)” line in the income statement.

For incorporation into the Company’s consolidated financial statements, each foreign subsidiary, associate or joint venture’s individual financial statements are translated into mexican pesos, as follows:

•	For hyperinflationary economic environments, the inflation effects of the origin country are recognized pursuant IAS 29 Financial Reporting in Hyperinflationary Economies, and subsequently translated into mexican pesos using the year-end exchange rate for the consolidated statements of financial position and consolidated income statement and comprehensive income; and

•	For non-inflationary economic environments, assets and liabilities are translated into mexican pesos using the year-end exchange rate, equity is translated into mexican pesos using the historical exchange rate, and the income statement and comprehensive income is translated using the exchange rate at the date of each transaction. The Company uses the average exchange rate of each month only if the exchange rate does not fluctuate significantly.

In addition, in relation to a partial disposal of a subsidiary that does not result in the Company losing control over the subsidiary, the proportionate share of accumulated exchange differences are re-attributed to non-controlling interests and are not recognized in profit or loss. For all other partial disposals (i.e., partial disposals of associates or joint ventures that do not result in the Company losing significant influence or joint control), the proportionate share of the accumulated exchange differences is reclassified to profit or loss.

Goodwill and fair value adjustments on identifiable assets and liabilities acquired arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the rate of exchange prevailing at the end of each reporting period. Foreign exchange differences are recognized in equity as part of the cumulative translation adjustment.

The translation of assets and liabilities denominated in foreign currencies into mexican pesos is for consolidation purposes and does not indicate that the Company could realize or settle the reported value of those assets and liabilities in mexican pesos. Additionally, this does not indicate that the Company could return or distribute the reported mexican peso value in equity to its shareholders.

		Exchange Rates of Local Currencies Translated to mexican pesos(1)
		Average Exchange Rate for									Exchange Rate as of December 31,
Country or Zone	Moneda Funcional	2017			2016			2015			2017			2016
Mexico	Mexican peso	Ps.	1.00		Ps.	1.00		Ps.	1.00		Ps.	1.00		Ps.	1.00
Guatemala	Quetzal	2.	57		2.	46		2.	07		2.	69		2.	75
Costa Rica	Colon	0.	03		0.	03		0.	03		0.	03		0.	04
Panama	U.S Dollar	18.	93		18.	66		15.	85		19.	74		20.	66
Colombia	Colombian peso	0.	01		0.	01		0.	01		0.	01		0.	01
Nicaragua	Cordoba	0.	63		0.	65		0.	58		0.	64		0.	70
Argentina	Argentine peso	1.	15		1.	26		1.	71		1.	06		1.	30
Venezuela (a)	Bolivar		(a	)		(a	)		(a	)		(a	)		(a	)
Brazil	Reais	5.	94		5.	39		4.	81		5.	97		6.	34
Philippines	Philippines peso	0.	38		0.	39		0.	35		0.	40		0.	41

(1)	Exchange rates published by the central bank of each country

(a)	Venezuela

Effective December 31, 2017, the Company determined that deteriorating conditions in Venezuela had led the Company to no longer meet the accounting criteria to consolidate its Venezuelan operations. Such deteriorating conditions had significantly impacted the Company’s ability to manage its capital structure its capacity to import and purchase raw materials and had imposed limitations on the portfolio dynamics. In addition, government controls over pricing of certain products, labor law restrictions and an inability to obtein of US Dollars and imports affected the normal course of our business. Therefore, and due to the fact that Company will continue to operate in Venezuela, as of December 31, 2017, the Company changed the method of accounting for its investment in Venezuela from consolidation to fair value method measured using a Level 3 concept and recognized at December 31, 2017.

As a result of the deconsolidation, the Company recorded an extraordinary loss in other expenses line of Ps. 28,177 at December 31, 2017. This amount includes the reclasification of Ps. 26,123 (see Note 20) previously recorded in accumulated foreign currency translation losses in equity, to the income statement and impairment charges of Ps. 2,053. The impairment charges include the following: Ps. 745 of distribution rights, Ps. 1,098 of property plan and equipment and Ps 210 of remeasurement at fair-value of the Venezuelan’s investment. Prior to deconsolidation, during 2017, the Company’s Venezuela operations contributed Ps. 4,005 to net sales and losses of Ps. (2,223) to net income. See also Note 25 for additional information about the Venezuelan operations.

Beginning in January 1, 2018, the Company will recognized its investment in Venezuela under the fair value method upon pursuant to the new IFRS 9 Financial Instrument, standard. As a result of this change, beginning on January 1, 2018, the Company will no longer include the results of the Venezuelan operations in its future Consolidated Financial Statements.

Exchange rate

Until December 31, 2017, the Company’s recognition of its Venezuelan operations involved a two-step accounting process in order to translate into bolivars all transactions in a different currency than bolivars and then to translate the bolivar amounts to mexican pesos.

Step-one: Transactions were first recorded in the stand-alone accounts of the Venezuelan subsidiary in its functional currency, which are bolivars. Any non-bolivar denominated monetary assets or liabilities were translated into bolivars at each balance sheet date using the exchange rate at which the Company expects them to be settled, with the corresponding effect of such translation being recorded in the income statement.

As of December 31, 2016 the Company had US$629 million in monetary liabilities recorded using the DIPRO (Divisa Protegida) exchange rate at 10 bolivars per US dollar, mainly because at that date the Company believes it continued to qualify at that rate to pay for the import of various products into Venezuela and its ability to renegotiate with their main vendors, if necessary, the settlement of such liabilities in bolivars, and US$104 million recorded at DICOM (Divisas Complementarias) exchange rate at 673.76 bolivars per US dollar.

Step-two: In order to integrate the results of the Venezuelan operations into the consolidated figures of the Company, such Venezuelan results were translated from venezuelan bolivars into mexican pesos.

On December 2017, the Company translated the Venezuela entity figures using an exchange rate of bolivars. 22,793 per USD, as such exchange rate better represents the economic conditions in Venezuela. The Company considers that this exchange rate provides more useful and relevant information with respect to Venezuela´s financial position, financial performance and cash flows. On January 30, 2018, a new auction of the DICOM conducted by the Venezuela government resulted inan estimated exchange rate of Bolivars. 30,987 per Eu (equivalent to 25,000 per USD).

Recognition of the effects of inflation in countries with hyperinflationary economic environments

3.4 Recognition of the effects of inflation in countries with hyperinflationary economic environments

The Company recognizes the effects of inflation on the financial information of its Venezuelan subsidiary that operates in hyperinflationary economic environments (when cumulative inflation of the three preceding years is approaching, or exceeds, 100% or more in addition to other qualitative factors), which consists of:

•	Using inflation factors to restate non-monetary assets, such as inventories, property, plant and equipment, intangible assets, including related costs and expenses when such assets are consumed or depreciated.

•	Applying the appropriate inflation factors to restate capital stock, additional paid-in capital, net income, retained earnings and items of other comprehensive income by the necessary amount to maintain the purchasing power equivalent in the currency of the corresponding hyperinflationary country on the dates such capital was contributed or income was generated up to the date those consolidated financial statements are presented; and

•	Including the monetary position gain or loss in consolidated net income.

The Company restates the financial information of subsidiaries that operate in hyperinflationary economic environment using the consumer price index (CPI) of each country. As disclosed in Note 3.3 the Company deconsolidated the operations in Venezuela. Consequently, the Company will no longer include the results of the Venezuelan operations in its future Consolidated Financial Statements. However, the Venezuela entity will continue operating.

As of December 31, 2017, 2016, and 2015, the operations of the Company are classified as follows:

Country	Cumulative Inflation 2015- 2017	Type of Economy	Cumulative Inflation 2014- 2016	Type of Economy	Cumulative Inflation 2013- 2015	Type of Economy
Mexico	12.7%	Non-hyperinflationary	9.9%	Non-hyperinflationary	10.5%	Non-hyperinflationary
Guatemala	13.5%	Non-hyperinflationary	10.6%	Non-hyperinflationary	10.8%	Non-hyperinflationary
Costa Rica	2.5%	Non-hyperinflationary	5.1%	Non-hyperinflationary	8.1%	Non-hyperinflationary
Panama	2.3%	Non-hyperinflationary	2.8%	Non-hyperinflationary	5.1%	Non-hyperinflationary
Colombia	17.5%	Non-hyperinflationary	17.0%	Non-hyperinflationary	12.8%	Non-hyperinflationary
Nicaragua	12.3%	Non-hyperinflationary	13.1%	Non-hyperinflationary	15.8%	Non-hyperinflationary
Argentina (a)	101.5%	Non-hyperinflationary	99.7%	Non-hyperinflationary	59.2%	Non-hyperinflationary
Venezuela	30,690%	Hyperinflationary	2,263.0%	Hyperinflationary	562.9%	Hyperinflationary
Brazil	21.1%	Non-hyperinflationary	25.2%	Non-hyperinflationary	24.7%	Non-hyperinflationary
Philippines	7.5%	Non-hyperinflationary	5.7%	Non-hyperinflationary	8.3%	Non-hyperinflationary

(a)	Argentina

As of December 2017 and 2016 there are multiple inflation indices (including combination of indices in the case of CPI or certain months without official available information in the case of National Wholesale Price Index (WPI)), as follows:

(i) CPI for the City and Greater Buenos Aires Area (New CPI-CGBA), for which the IMF noted improvements in quality, this new consumer price index will only be provided for periods after April 2016 and does not provide national coverage.

(ii) “Coeficiente de Estabilización de Referencia” (CER or Reference Stabilization Ratio) to calculate the three-year cumulative inflation rate in Argentina, the CER is used by the government of Argentina to adjust the rate they pay on certain adjustable rate bonds they issue. At April 31, 2017, the three-year cumulative inflation rate based on CER data is estimated to be approximately 95.5%.

(iii) National Wholesale Price Index (WPI) with a cumulative inflation for three years of 92.2% at November 2016 but not including information for November and December 2015 since it was not published by the National Bureau of Statistics of Argentina (INDEC). The WPI has historically been viewed as the most relevant inflation measure for companies by practitioners in Argentina. As a result of the existence of multiple inflation indices, the Company believes it necessitates an increased level of judgment in determining whether the economy of Argentina should be considered highly inflationary.

The Company believes that general market sentiment is that on the basis of the quantitative and qualitative indicators in IAS 29, the economy of Argentina should not be considered as hyperinflationary as of December 31, 2017. However, it is possible that certain market participants and regulators could have varying views on this topic both during 2017 and as Argentina’s economy continues to evolve in 2018. The Company will continue to carefully monitor the situation and make appropriate changes if and when necessary.

Cash and cash equivalents

3.5 Cash and cash equivalents

Cash is measured at nominal value and consists of non-interest bearing bank deposits. Cash equivalents consist principally of short-term bank deposits and fixed rate investments, both with maturities of three months or less at the acquisition date and are recorded at acquisition cost plus interest income not yet received, which is similar to market prices.

The Company also maintains restricted cash held as collateral to meet certain contractual obligations (see Note 8). Restricted cash is presented within other current financial assets given that the restrictions are short-term in nature.

Financial assets

3.6 Financial assets

Financial assets are classified into the following specified categories: “fair value through profit or loss (FVTPL)”, “held-to-maturity investments”, “available-for-sale” and “loans and receivables”. The classification depends on the nature and purpose of holding the financial assets and is determined at the time of initial recognition.

When a financial asset is recognized initially, the Company measures it at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset.

The fair value of an asset is measured using the assumptions that market participants would use when pricing the asset, assuming that market participants act in their economic best interest.

The Company’s financial assets include cash and cash equivalents, loans and receivables, derivative financial instruments and other financial assets (Current and non-current).

3.6.1 Effective interest rate method (EIR)

The effective interest rate method is a method of calculating the amortized cost of loans and receivables and other financial assets (designated as held to maturity) and of allocating interest income/expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees on points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial asset, or (where appropriate) a shorter period, to the net carrying amount on initial recognition.

3.6.2. Financial assets at fair value through profit or loss (FVTPL)

Financial assets at fair value through profit or loss (FVTPL) include financial assets held for trading and financial assets designated upon initial recognition at fair value through profit or loss. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments as defined by IAS 39 Financial Instruments: Recogntion and Measurement. Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value presented as finance costs (negative net changes in fair value) or finance income (positive net changes in fair value) in the statement of profit or loss.

3.6.3 Loans and receivables

Loans and receivables are non-derivative financial instruments with fixed or determinable payments that are not quoted in an active market. Loans and receivables with a relevant period (including trade and other receivables) are measured at amortized cost using the effective interest method, less any impairment.

Interest income is recognized by applying the effective interest rate, except for short-term receivables when the recognition of interest would be immaterial. For the years ended December 31, 2017, 2016 and 2015 the interest income on loans and receivables recognized in the interest income line item within the consolidated income statements is Ps. 4, Ps. 3 and Ps. -, respectively.

3.6.4 Other financial assets

Other financial assets are non-current accounts receivable and derivative financial instruments. Other financial assets with a relevant period are measured at amortized cost using the effective interest method, less any impairment.

3.6.5 Impairment of financial assets

Financial assets, other than those at FVTPL, are assessed for indicators of impairment at the end of each reporting period. Financial assets are considered to be impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial asset, (an incurred “loss event”) and that loss event has an impact on the estimated future cash flows of the financial assets that can be reliably estimated.

Evidence of impairment may include indicators as follows:

•	Significant financial difficulty of the issuer or counterparty; or

•	Default or delinquent in interest or principal payments; or

•	It becoming probable that the borrower will enter bankruptcy or financial re-organization; or

•	The disappearance of an active market for that financial asset because of financial difficulties.

For financial assets carried at amortized cost, the amount of the impairment loss recognized is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the financial asset’s original effective interest rate.

The carrying amount of the financial asset is reduced by the impairment loss directly for all financial assets with the exception of trade receivables, where the carrying amount is reduced through the use of an allowance for doubtful accounts. When a trade receivable is considered uncollectible, it is written off against the allowance account. Subsequent recoveries of amounts previously written off are credited to the allowance account. Changes in the carrying amount of the allowance account are recognized in consolidated net income.

3.6.6 Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized when:

•	The rights to receive cash flows from the financial asset have expired, or

•	The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

3.6.7 Offsetting of financial instruments

Financial assets are required to be offset against financial liabilities and the net amount reported in the consolidated statement of financial position if, and only when the Company:

•	Currently has an enforceable legal right to offset the recognized amounts, and

•	Intends to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

Derivative financial instruments

3.7 Derivative financial instruments

The Company is exposed to different risks related to cash flows, liquidity, market and third party credit. As a result, the Company contracts different derivative financial instruments in order to reduce its exposure to the risk of exchange rate fluctuations between the mexican peso and other currencies, and interest rate fluctuations associated with its borrowings denominated in foreign currencies and the exposure to the risk of fluctuation in the costs of certain raw materials.

The Company values and records all derivative financial instruments and hedging activities, in the consolidated statement of financial position as either an asset or liability measured at fair value, considering quoted prices in recognized markets. If such instruments are not traded in a formal market, fair value is determined by applying techniques based upon technical models supported by sufficient, reliable and verifiable market data, recognized in the financial sector. Changes in the fair value of derivative financial instruments are recorded each year in current earnings otherwise as a component of cumulative other comprehensive income based on the item being hedged and the effectiveness of the hedge.

3.7.1 Hedge accounting

The Company designates certain hedging instruments, which include derivatives to cover foreign currency risk, as either fair value hedges or cash flow hedges. Hedges of foreign exchange risk on firm commitments are accounted for as cash flow hedges.

At the inception of the hedge relationship, the Company documents the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, the Company documents whether the hedging instrument is highly effective in offsetting changes in fair values or cash flows of the hedged item attributable to the hedged risk.

3.7.2 Cash flow hedges

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income and accumulated under the heading valuation of the effective portion of derivative financial instruments. The gain or loss relating to the ineffective portion is recognized immediately in consolidated net income, and is included in the market value gain on financial instruments line item within the consolidated statements of income.

Amounts previously recognized in other comprehensive income and accumulated in equity are reclassified to consolidated net income in the periods when the hedged item is recognized in consolidated net income, in the same line of the consolidated statement of income as the recognized hedged item. However, when the hedged forecast transaction results in the recognition of a non-financial asset or a non-financial liability, the gains and losses previously recognized in other comprehensive income and accumulated in equity are transferred from equity and included in the initial measurement of the cost of the non-financial asset or non-financial liability.

Hedge accounting is discontinued when the Company revokes the hedging relationship, when the hedging instrument expires or is sold, terminated, or exercised, or when it no longer qualifies for hedge accounting. Any gain or loss recognized in cumulative other comprehensive income in equity at that time remains in equity and is recognized when the forecast transaction is ultimately recognized in consolidated net income. When a forecast transaction is no longer expected to occur, the gain or loss accumulated in equity is recognized immediately in consolidated net income.

3.7.3 Fair value hedges

For hedge items carried at fair value the change in the fair value of a hedging derivative is recognized in the statement of profit or loss as foreign exchange gain or loss. The change in the fair value of the hedged item attributable to the risk hedged is recorded as part of the carrying value of the hedged item and is also recognized in the statement of profit or loss as foreign exchange gain or loss.

For fair value hedges relating to items carried at amortized cost, change in the fair value of the effective portion of the hedge is recognized first as an adjustment to the carryng value of the hedged item and then any adjustment to carrying value is amortized through profit or loss over the remaining term of the hedge using the EIR method. EIR amortization may begin as soon as an adjustment exists and no later than when the hedged item ceases to be adjusted for changes in its fair value attributable to the risk being hedged. If the hedged item is derecognized, the unamortized fair value is recognized immediately in profit or loss.

When an unrecognized firm commitment is designated as a hedged item, the subsequent cumulative change in the fair value of the firm commitment attributable to the hedged risk is recognized as an asset or liability with a corresponding gain or loss recognized in profit and loss.

Fair value measurement

3.8 Fair value measurement

The Company measures financial instruments, such as, derivatives, and certain non-financial assets such as trusts assets of labor obligations at fair value at each balance sheet date. Also, fair values of bank loans and notes payable carried at amortized cost are disclosed in Note 17.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	In the principal market for the asset or liability, or

•	In the absence of a principal market, in the most advantageous market for the asset or liability

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

•	Level 2: inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3: are unobservable inputs for the asset or liability. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Company determines whether transfers have occurred between Levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

The Company determines the policies and procedures for both recurring fair value measurement, such as those described in Note 19 and unquoted liabilities such as debt described in Note 17.

For the purpose of fair value disclosures, the Company has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

Inventories and cost of goods sold

3.9 Inventories and cost of goods sold

Inventories are measured at the lower of cost and net realizable value. Net realizable value represents the estimated selling price for inventories less all estimated costs of completion and costs necessary to make the sale.

Inventories represent the acquisition or production cost which is incurred when purchasing or producing a product, and are based on the weighted average cost formula.

Cost of goods sold is based on weighted average cost of the inventories at the time of sale. Cost of goods sold includes expenses related to the purchase of raw materials used in the production process, as well as labor costs (wages and other benefits), depreciation of production facilities, equipment and other costs, including fuel, electricity, equipment maintenance and inspection.

Other current assets

3.10 Other current assets

Other current assets, which will be realized within a period of less than one year from the reporting date, are comprised of prepaid assets, product promotion and agreements with customers.

Prepaid assets principally consist of advances to suppliers of raw materials, advertising, promotional, leasing and insurance costs, and are recognized as other current assets at the time of the cash disbursement, and are unrecognized in the consolidated statement of financial position and recognized in the appropriate consolidated income statement caption when the risks and rewards of the related goods have been transferred to the Company or services have been received, respectively.

The Company has prepaid advertising costs which consist of television and radio advertising airtime paid in advance. These expenses are generally amortized over the period based on the transmission of the television and radio spots. The related production costs are recognized in consolidated income statement as incurred.

The Company has agreements with customers for the right to sell and promote the Company’s products over a certain period. The majority of these agreements have terms of more than one year, and the related costs are amortized using the straight-line method over the term of the contract, with amortization presented as a reduction of net sales. During the years ended December 31, 2017, 2016 and 2015, such amortization aggregated to Ps. 759 Ps. 582 and Ps. 317, respectively.

Investments in other entities

3.11 Investments in other entities

3.11.1 Investments in associates

Associates are those entities over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control over those policies. Upon loss of significant influence over the associate, the Company measures and recognises any retained investment at its fair value.

Investments in associates are accounted for using the equity method and initially recognized at cost, which comprises the investment’s purchase price and any directly attributable expenditure necessary to acquire it. The carrying amount of the investment is adjusted to recognise changes in the Company’s share of net assets of the associate since the acquisition date. The financial statements of the associates are prepared for the same reporting period as the Company.

When the Company’s share of losses exceeds the carrying amount of the associate, including any advances, the carrying amount is reduced to nil and recognition of further losses is discontinued except to the extent that the Company has a legal or constructive obligation or has made payments on behalf of the associate.

Goodwill identified at the acquisition date is presented as part of the investment in shares of the associate in the consolidated statement of financial position. Any goodwill arising on the acquisition of the Company’s interest in an associate is measured in accordance with the Company’s accounting policy for goodwill arising in a business combination, see Note 3.2.

After application of the equity method, the Company determines whether it is necessary to recognize an additional impairment loss on its investment in its associate. The Company determines at each reporting date whether there is any objective evidence that the investment in the associates is impaired. If this is the case, the Company calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognizes the amount in the share of the profit or loss of associates accounted for using the equity method in the consolidated statements of income.

3.11.2 Joint arrangements

A joint arrangement is an arrangement of which two or more parties have joint control. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control. The Company classifies its interests in joint arrangements as either joint operations or joint ventures depending on the Company’s rights to the assets and obligations for the liabilities of the arrangements.

Joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. The Company recognizes its interest in the joint ventures as an investment and accounts for that investment using the equity method.

Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control. As of December 31, 2017 and 2016 the Company does not have an interest in joint operations.

Upon loss of joint control over the joint venture, the Company measures and recognises any retained investment at its fair value.

3.11.3 Investment in Venezuela

As disclosed in Note 3.3 on December 31, 2017 the Company changed the method of accounting for its investment in Venezuela from consolidation to fair value method using a Level 3 concept and recognized at December 31, 2017 an impairment on its investment of Ps. 210.

Property, plant and equipment

3.12 Property, plant and equipment

Property, plant and equipment are initially recorded at their cost of acquisition and/or construction and are presented net of accumulated depreciation and accumulated impairment losses if any. The borrowing costs related to the acquisition or construction of qualifying asset is capitalized as part of the cost of that asset.

Major maintenance costs are capitalized as part of total acquisition cost. Routine maintenance and repair costs are expensed as incurred.

Investments in progress consist of long-lived assets not yet in service, in other words, that are not yet ready for the purpose that they were bought, built or developed. The Company expects to complete those investments during the following 12 months.

Depreciation is computed using the straight-line method over acquisition cost. Where an item of property, plant and equipment comprises major components having different useful lives, they are accounted and depreciated for as separate items (major components) of property, plant and equipment. The Company estimates depreciation rates, considering the estimated useful lives of the assets.

The estimated useful lives of the Company’s principal assets are as follows:

Years
Buildings	40 – 50
Machinery and equipment	10 – 20
Distribution equipment	7 – 15
Refrigeration equipment	5 – 7
Returnable bottles	1.5 – 4
Other equipment	3 – 10

The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds (if any) and the carrying amount of the asset and is recognized in consolidated income statement.

Returnable and non-returnable bottles:

The Company has two types of bottles: returnable and non-returnable.

•	Non-returnable: Are recorded in consolidated income statement at the time of the sale of the product.

•	Returnable: Are classified as long-lived assets as a component of property, plant and equipment. Returnable bottles are recorded at acquisition cost and for countries with hyperinflationary economies, restated according to IAS 29. Depreciation of returnable bottles is computed using the straight-line method considering their estimated useful lives.

There are two types of returnable bottles:

•	Those that are in the Company’s control within its facilities, plants and distribution centers; and

•	Those that have been placed in the hands of customers and still belong to the Company.

Returnable bottles that have been placed in the hands of customers are subject to an agreement with a retailer pursuant to which the Company retains ownership. These bottles are monitored by sales personnel during periodic visits to retailers and the Company has the right to charge any breakage identified to the retailer. Bottles that are not subject to such agreements are expensed when placed in the hands of retailers.

The Company’s returnable bottles are depreciated according to their estimated useful lives (3 years for glass bottles and 1.5 years for PET bottles). Deposits received from customers are amortized over the same useful estimated lives of the bottles.

Borrowing costs

3.13 Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale. Borrowing costs may include:

•	interest expense; and

•	exchange differences arising from foreign currency borrowings to the extent that they are regarded as an adjustment to interest costs.

Interest income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.

All other borrowing costs are recognized in consolidated income statement in the period in which they are incurred.

Intangible assets

3.14 Intangible assets

Intangible assets are identifiable non-monetary assets without physical substance and represent payments whose benefits will be received in future years. Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value as at the date of acquisition (see Note 3.2). Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. The useful lives of intangible assets are assessed as either finite or indefinite, in accordance with the period over which the Company expects to receive the benefits.

Intangible assets with finite useful lives are amortized and mainly consist of information technology and management system costs incurred during the development stage which are currently in use. Such amounts are capitalized and then amortized using the straight-line method over their expected useful lives. Expenditures that do not fulfill the requirements for capitalization are expensed as incurred.

Amortized intangible assets, such as finite lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or group of assets may not be recoverable through its expected future cash flows.

Intangible assets with an indefinite life are not amortized and are subject to impairment tests on an annual basis as well as whenever certain circumstances indicate that the carrying amount of those intangible assets exceeds their recoverable value.

The Company’s intangible assets with an indefinite life mainly consist of rights to produce and distribute Coca-Cola trademark products in the Company’s territories. These rights are contained in agreements that are standard contracts that The Coca-Cola Company has with its bottlers.

As of December 31, 2017, the Company had nine bottler agreements in Mexico: (i) the agreements for the Valley of Mexico territory, which are up for renewal in May 2018 and June 2023, (ii) the agreement for the Southeast territory, which is up for renewal in June 2023, (iii) three agreements for the Central territory, which are up for renewal in May 2018 (two agreements), and May 2025, (iv) the agreement for the Northeast territory, which is up for renewal in May 2018, and (v) two agreements for the Bajio territory, which are up for renewal in May 2018 and May 2025. As of December 31, 2017, the Company had nine bottler agreements in Brazil, which are up for renewal in May 2018 (seven agreements) and April 2024 (two agreements); and one bottler agreement in each of Argentina, which is up for renewal in September 2024; Colombia, which is up for renewal in June 2024; Venezuela, which is up for renewal in August 2026; Guatemala, which is up for renewal in March 2025; Costa Rica, which is up for renewal in September 2027; Nicaragua, which is up for renewal in May 2026 Panama, which is up for renewal in November 2024; and the Philippines, which is up for renewal in December 2022. The bottler agreements are automatically renewable for ten-year terms, subject to the right of either party to give prior notice that it does not wish to renew a specific agreement. In addition, these agreements generally may be terminated in the case of material breach. Termination would prevent the Company from selling Coca-Cola trademark beverages in the affected territory and would have an adverse effect on the Company´s business, financial conditions, results from operations and prospects.

Non-current assets held for sale

3.15 Non-current assets held for sale

Non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the non-current asset (or disposal group) is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification.

When the Company is committed to a sale plan involving loss of control of a subsidiary, all of the assets and liabilities of that subsidiary are classified as held for sale when the criteria described above are met, regardless of whether the Company will retain a non-controlling interest in its former subsidiary after the sale.

Non-current assets (and disposal groups) classified as held for sale are measured at the lower of their previous carrying amount and fair value less costs to sell.

Impairment of long-lived assets

3.16 Impairment of long-lived assets

At the end of each reporting period, the Company reviews the carrying amounts of its long-lived tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. Where a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual CGUs, or otherwise they are allocated to the smallest CGUs for which a reasonable and consistent allocation basis can be identified.

For goodwill and other indefinite lived intangible assets, the Company tests for impairment on an annual basis and whenever certain circumstances indicate that the carrying amount of the related CGU might exceed its recoverable amount.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted, as discussed in Note 2.3.1.1.

If the recoverable amount of an asset (or CGU) is estimated to be less than its carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount. An impairment loss is recognized immediately in consolidated net income.

Where the conditions leading to an impairment loss no longer exist, it is subsequently reversed, that is the carrying amount of the asset (or CGU) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or CGU) in prior years. A reversal of an impairment loss is recognized immediately in consolidated net income. Impairment losses related to goodwill are not reversible.

As of December, 31 2017 the Company recognized an impairment loss in long-lived assets used in the operation in Venezuela relating to property, plant and equipment for Ps.1,098 and disctribution rights for Ps.745. See Note 10 and 11, repectively.

Leases

3.17 Leases

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at inception date, whether fulfillment of the arrangement is dependent on the use of a specific asset or assets or the arrangement conveys a right to use the asset, even if that right is not explicitly specified in an arrangement.

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

Operating lease payments are recognized as an expense on a straight-line basis over the lease term, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed. Contingent rentals arising under operating leases are recognized as an expense in the period in which they are incurred. In the event that lease incentives are received to enter into operating leases, such incentives are recognized as a liability. The aggregate benefit of incentives is recognized as a reduction of rental expense on a straight-line basis, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed. Leasehold improvements, on operating leases are amortized using the straight-line method over the shorter of either the useful life of the assets or the related lease term.

Financial liabilities and equity instruments

3.18 Financial liabilities and equity instruments

3.18.1 Classification as debt or equity

Debt and equity instruments issued by a group entity are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

3.18.2 Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.

Repurchase of the Company’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments.

3.18.3 Financial liabilities

Initial recognition and measurement

Financial liabilities within the scope of IAS 39 are classified as financial liabilities at FVTPL, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. The Company determines the classification of its financial liabilities at initial recognition.

All financial liabilities are recognized initially at fair value less, in the case of loans and borrowings, directly attributable transaction costs.

The Company’s financial liabilities include trade and other payables, loans and borrowings, and derivative financial instruments, see Note 3.7.

Subsequent measurement

The measurement of financial liabilities depends on their classification as described below:

3.18.4 Loans and borrowings

After initial recognition, interest bearing loans and borrowings are subsequently measured at amortized cost using the effective interest method. Gains and losses are recognized in the consolidated statements of income when the liabilities are derecognized as well as through the effective interest method amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest method. The effective interest method amortization is included in interest expense in the consolidated statements of income.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statements of income.

Provisions

3.19 Provisions

Provisions are recognized when the Company has a present obligation (contractual or implied) as a result of a past event, it is probable that the Company will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (where the effect of the time value of money is material).

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

The Company recognizes a provision for a loss contingency when it is probable (i.e. the probability that the event will occur is greater than the probability that it will not) that certain effects related to past events, would materialize and can be reasonably quantified. These events and their financial impact are also disclosed as loss contingencies in the consolidated financial statements when the risk of loss is deemed to be other than remote. The Company does not recognize an asset for a gain contingency until the gain is realized, see Note 24.

Restructuring provisions are recognized only when the recognition criteria for provisions are fulfilled. The Company has a constructive obligation when a detailed formal plan identifies the business or part of the business concerned, the location and number of employees affected, a detailed estimate of the associated costs, and an appropriate timeline. Furthermore, the employees affected must have been notified of the plans main features.

Post-employment and other non-current employee benefits

3.20 Post-employment and other non-current employee benefits

Post-employment and other non-current employee benefits, which are considered to be monetary items, include obligations for pension and post-employment plans and seniority premiums, all based on actuarial calculations, using the projected unit credit method.

In Mexico, the economic benefits and retirement pensions are granted to employees with 10 years of service and minimum age of 60. In accordance with Mexican Labor Law, the Company provides seniority premium benefits to its employees under certain circumstances. These benefits consist of a one-time payment equivalent to 12 days wages for each year of service (at the employee’s most recent salary, but not to exceed twice the legal minimum wage), payable to all employees with 15 or more years of service, as well as to certain employees terminated involuntarily prior to the vesting of their seniority premium benefit.

For defined benefit retirement plans and other non-current employee benefits, such as the Company’s sponsored pension and retirement plans and seniority premiums, the cost of providing benefits is determined using the projected unit credit method, with actuarial valuations being carried out at the end of each reporting period. All remeasurements effects of the Company’s defined benefit obligation such as actuarial gains and losses and return on plan assets are recognized directly in other comprehensive income (“OCI”). The Company presents service costs within cost of goods sold, administrative and selling expenses in the consolidated statements of income. The Company presents net interest cost within interest expense in the consolidated statements of income. The projected benefit obligation recognized in the consolidated statement of financial position represents the present value of the defined benefit obligation as of the end of each reporting period. Certain subsidiaries of the Company have established plan assets for the payment of pension benefits and seniority premiums through irrevocable trusts of which the employees are named as beneficiaries, which serve to decrease the funded status of such plans’ related obligations.

Costs related to compensated absences, such as vacations and vacation premiums, are recognized on an accrual basis.

The Company recognizes a liability and expense for termination benefits at the earlier of the following dates:

a.	When it can no longer withdraw the offer of those benefits; and

b.	When it recognizes costs for a restructuring that is within the scope of IAS 37, Provisions, Contingent Liabilities and Contingent Assets, and involves the payment of termination benefits.

The Company is demonstrably committed to a termination when, and only when, the entity has a detailed formal plan for the termination and is without realistic possibility of withdrawal.

A settlement occurs when an employer enters into a transaction that eliminates all further legal of constructive obligations or part or all of the benefits provided under a defined benefit plan. A curtailment arises from an isolated event such as closing of a plant, discontinuance of an operation or termination or suspension of a plan. Gains or losses on the settlement or curtailment of a defined benefit plan are recognized when the settlement or curtailment occurs.

Revenue recognition

3.21 Revenue recognition

Sales of products are recognized as revenue upon delivery to the customer, and once all the following conditions are satisfied:

•	The Company has transferred to the buyer the significant risks and rewards of ownership of the goods;

•	The Company retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold;

•	The amount of revenue can be measured reliably;

•	It is probable that the economic benefits associated with the transaction will flow to the Company; and

•	The costs incurred or to be incurred in respect of the transaction can be measured reliably.

All of the above conditions are typically met at the point in time that goods are delivered to the customer at the customers’ facilities. Net sales reflect units delivered at list prices reduced by promotional allowances, discounts and the amortization of the agreements with customers to obtain the rights to sell and promote the Company’s products.

Rendering of services and other

Revenue arising from services relating to sales of waste material and packing of raw materials are recognized in the other operating income caption in the consolidated income statement.

The Company recognized these transactions as revenues in accordance with the requirements established in the IAS 18, delivery of goods and rendering of services, which are:

a)	The amount of revenue can be measured reliably;

b)	It is probable that the economic benefits associated with the transaction will flow to the entity;

c)	The stage of completion of the transaction at the end of the reporting period can be measured reliably; and

d)	The costs incurred for the transaction and the costs to complete the transaction can be measured reliably.

Interest income revenue arising from the use by others of entity’s assets yielding interest is recognized once all the following conditions are satisfied:

•	It is probable that the economic benefits associated with the transaction will flow to the entity; and

•	The amount of the revenue can be measured reliably.

For all financial instruments measured at amortized cost and interest bearing financial assets classified as available-for- sale, interest income or expense is recorded using the effective interest rate (“EIR”), which is the rate that exactly discounts the estimated future cash payments or receipts through the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset or liability. The related interest income is included in the consolidated income statements.

Administrative and selling expenses

3.22 Administrative and selling expenses

Administrative expenses include labor costs (salaries and other benefits, including employee profit sharing “PTU” of employees not directly involved in the sale of the Company’s products), as well as professional service fees, the depreciation of office facilities, amortization of capitalized information technology system implementation costs and any other similar costs.

Selling expenses include:

•	Distribution: labor costs (salaries and other related benefits), outbound freight costs, warehousing costs of finished products, depreciation of returnable bottles in the distribution process, depreciation and maintenance of trucks and other distribution facilities and equipment. For the years ended December 31, 2017, 2016 and 2015, these distribution costs amounted to Ps. 25,041, Ps. 20,250 and Ps. 20,205, respectively;

•	Sales: labor costs (salaries and other benefits including PTU) and sales commissions paid to sales personnel;

•	Marketing: promotional expenses and advertising costs.

PTU is paid by the Company’s Mexican subsidiaries to its eligible employees. In Mexico, employee profit sharing is computed at the rate of 10% of the individual company taxable income. PTU in Mexico is calculated from the same taxable income for income tax, except for the following: a) neither tax losses from prior years nor the PTU paid during the year are being decreased; and b) payments exempt from taxes for the employees are fully deductible in the PTU computation.

Income taxes

3.23 Income taxes

Income tax expense represents the sum of the tax currently payable and deferred tax. Income taxes are charged to consolidated income statements as they are incurred, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity, respectively.

3.23.1 Current income taxes

Income taxes are recorded in the results of the year they are incurred.

3.23.2 Deferred income taxes

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences, including tax loss carryforwards and certain tax credits, to the extent that it is probable that future taxable profits, reversal of existing taxable temporary differences and future tax planning strategies will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. In the case of Brazil, where certain goodwill amounts are at times deductible for tax purposes, the Company recognizes in connection with the acquisition accounting a deferred tax asset for the tax effect of the excess of the tax basis over the related carrying value.

Deferred tax assets are recognised for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognised to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized. The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilised. Unrecognised deferred tax assets are re-assessed at each reporting date and are recognised to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries, associates, and interests in joint ventures, except where the Company is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

Deferred income taxes are classified as a non-current asset or liability, regardless of when the temporary differences are expected to reverse.

Deferred tax relating to items recognised in the other comprehensive income are recognised in correlation to the underlying transaction in OCI.

Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset is realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

In Mexico, the income tax rate is 30% for 2017, 2016 and 2015. As a result of the Mexican Tax Reform discussed below, it will also be 30% for 2018

Share-based payments transactions

3.24 Share-based payments transactions

Senior executives of the Company receive remuneration in the form of share-based payment transactions, whereby employees render services as consideration for equity instruments. The equity instruments are granted and then held by a trust controlled by FEMSA. They are accounted for as equity settled transactions. The award of equity instruments is granted for a fixed monetary value.

Share-based payments to employees are measured at the fair value of the equity instruments at the grant date. The fair value determined at the grant date of the share-based payments is expensed and recognized based on the graded vesting method over the vesting period.

Earnings per share

3.25 Earnings per share

The Company presents basic and diluted earnings per share (EPS) data for its shares. As described in Note 22, the Company has potentially dilutive shares and therefore presents its basic and diluted earnings per share. Basic EPS is calculated by dividing the net income attributable to controlling interest by the weighted average number of shares outstanding during the period adjusted for the weighted average of own shares purchased in the year. Diluted EPS is calculated by dividing the profit attributable to ordinary equity holders of the parent (after adjusting for interest on the convertible preference shares) by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

Issuance of stock

3.26 Issuance of stock

The Company recognizes the issuance of own stock as an equity transaction. The difference between the book value of the shares issued and the amount contributed by the non-controlling interest holder or third party is recorded as additional paid-in capital.